AARP (AARP Program Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 9,123	$ 9,800
Total cash, cash equivalents and investments at fair value	25,699	24,151
AARP Program
Cash and cash equivalents	115	269
Total cash, cash equivalents and investments at fair value	2,550	2,383
Other liabilities	59	43
Total liabilities at fair value	59	43
AARP Program | Quoted Prices in Active Markets (Level 1)
Cash and cash equivalents	115	269
Total cash, cash equivalents and investments at fair value	630	627
Other liabilities	0	0
Total liabilities at fair value	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities
Available for sale securities	515	358
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	515	358
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | Corporate Obligations
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Quoted Prices in Active Markets (Level 1) | Equity Securities
Available for sale securities	0	0
AARP Program | Other Observable Inputs (Level 2)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	1,920	1,756
Other liabilities	0	0
Total liabilities at fair value	0	0
AARP Program | Other Observable Inputs (Level 2) | Debt Securities
Available for sale securities	1,918	1,754
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	137	149
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	244	298
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | State and Municipal Obligations
Available for sale securities	15	9
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | Corporate Obligations
Available for sale securities	1,129	955
AARP Program | Other Observable Inputs (Level 2) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	393	343
AARP Program | Other Observable Inputs (Level 2) | Equity Securities
Available for sale securities	2	2
AARP Program | Unobservable Inputs (Level 3)
Cash and cash equivalents	0	0
Total cash, cash equivalents and investments at fair value	0	0
Other liabilities	59	43
Total liabilities at fair value	59	43
AARP Program | Unobservable Inputs (Level 3) | Debt Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | State and Municipal Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | Corporate Obligations
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	0	0
AARP Program | Unobservable Inputs (Level 3) | Equity Securities
Available for sale securities	0	0
AARP Program | Debt Securities
Available for sale securities	2,433	2,112
AARP Program | Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	137	149
AARP Program | Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	759	656
AARP Program | Debt Securities | State and Municipal Obligations
Available for sale securities	15	9
AARP Program | Debt Securities | Corporate Obligations
Available for sale securities	1,129	955
AARP Program | Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	393	343
AARP Program | Equity Securities
Available for sale securities	2	2
Debt Securities
Available for sale securities	16,060	13,774
Debt Securities | Non-U.S. Agency Mortgage-backed Securities
Available for sale securities	465	538
Debt Securities | U.S. Government and Agency Obligations
Available for sale securities	2,234	1,567
Debt Securities | State and Municipal Obligations
Available for sale securities	6,148	6,317
Debt Securities | Corporate Obligations
Available for sale securities	5,310	3,421
Debt Securities | U.S. Agency Mortgage-backed Securities
Available for sale securities	1,903	1,931
Equity Securities
Available for sale securities	$ 516	$ 577